Convertible Debentures (Tables)	12 Months Ended
Jul. 31, 2019
Debt instruments held [abstract]
Schedule of convertible debentures
	2017 unsecured	2018 unsecured
	convertible	convertible
	debentures 8%	debentures 7%	Total
Balance at July 31, 2017	20,639	–	20,639
Gross proceeds	–	69,000	69,000
Issuance costs	–	(4,792)	(4,792)
Warrants, net of issuance costs	–	(3,285)	(3,285)
Conversion feature, net of issuance costs	–	(6,777)	(6,777)
Accretion	814	554	1,368
Conversion of debenture	(21,453)	(54,700)	(76,153)
Balance at July 31, 2018	–	–	–

Schedule of warrant liability activity
	July 31, 2019	July 31, 2018
Opening balance	$3,130	$1,356
Granted	–	–
Expired	–	–
Exercised	(6,367)	(3,317)
Revaluation due to foreign exchange	3,730	5,091
Closing balance	$493	$3,130